Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stock Portfolio
Entity Central Index Key	0001473646
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000081816
Shareholder Report [Line Items]
Fund Name	Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Stock Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Portfolio	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64% [1]
AssetsNet	$ 785,314,365
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$785,314,365
# of Portfolio Holdings	58
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.5%
Materials	1.6%
Utilities	1.8%
Energy	3.4%
Consumer Staples	3.9%
Financials	9.2%
Consumer Discretionary	9.3%
Industrials	9.4%
Health Care	9.5%
Communication Services	12.3%
Information Technology	38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.5%
Alphabet, Inc., Class C	6.6%
Apple, Inc.	5.8%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.7%
Coca-Cola Co.	2.7%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized